Fair Value - Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of fair value measurement of assets [line items]
Beginning balance	¥ 1,081,937
Ending balance	1,508,493	¥ 1,081,937
Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	84,018
Ending balance	41,564	84,018
Measured at fair value on a recurring basis [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	736,745
Ending balance	1,040,414	736,745
Measured at fair value on a recurring basis [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	65,618
Ending balance	86,340	65,618
Measured at fair value on a recurring basis [member] | Level 3 [member] | Derivatives [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	10,949	5,806
Profit or loss	302	5,339
Other comprehensive income
Purchases
Sales
Transfer to level 1 due to listing
Exchange differences on translating foreign operations	703	(196)
Other
Ending balance	11,954	10,949
Unrealized gains or losses included in profit or loss on assets held	302	5,339
Measured at fair value on a recurring basis [member] | Level 3 [member] | Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	4,486	4,542
Profit or loss		(153)
Other comprehensive income
Purchases
Sales
Transfer to level 1 due to listing
Exchange differences on translating foreign operations	310	97
Other
Ending balance	4,796	4,486
Unrealized gains or losses included in profit or loss on assets held		(153)
Measured at fair value on a recurring basis [member] | Level 3 [member] | Equity securities [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	50,183	115,214
Profit or loss
Other comprehensive income	6,152	29,617
Purchases	11,221	3,304
Sales	(662)	(96,232)
Transfer to level 1 due to listing		(15)
Exchange differences on translating foreign operations	1,564	(171)
Other	1,132	(1,534)
Ending balance	69,590	50,183
Unrealized gains or losses included in profit or loss on assets held